Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of property, plant and equipment and disposal of assets

(in thousands of USD)	Note	Vessels	Assets under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2026
Cost	—	7,757,790	739,373	10,038	37,105	8,544,306
Depreciation & impairment losses	—	(1,434,017)	—	(5,191)	(13,124)	(1,452,332)
Net carrying amount		6,323,773	739,373	4,847	23,981	7,091,974

Acquisitions	—	34,076	779,397	—	620	814,093
Acquisitions through business combinations	—	—	568	(26)	29,117	29,659
Disposals and cancellations	—	(81,498)	—	—	(82)	(81,580)
Depreciation charges	—	(213,304)	—	(720)	(2,544)	(216,568)
Transfer to assets held for sale	8	(173,196)	—	—	—	(173,196)
Transfers	—	986,113	(986,032)	1,195	(1,276)	—
Exit from the consolidation scope		—	—	(346)	(1,343)	(1,689)
Translation differences	—	(545)	(646)	(15)	(471)	(1,677)
Balance at June 30, 2026		6,875,419	532,660	4,935	48,002	7,461,016

At June 30, 2026
Cost	—	8,371,044	532,660	10,175	61,029	8,974,908
Depreciation & impairment losses	—	(1,495,625)	—	(5,240)	(13,027)	(1,513,892)
Net carrying amount		6,875,419	532,660	4,935	48,002	7,461,016
The current year presentation reclassified prepayments to assets under construction. To align with this reclassification, the
Group re-presented the comparative information.

(in thousands of USD)	Sale price	Book Value	Gain
Daishan - Sale	47,000	20,479	26,521
Dia - Sale	103,000	48,399	54,601
Hojo - Sale	85,000	48,877	36,123
Hirado - Sale	75,000	39,174	35,826
Antigone - Sale	103,000	53,808	49,192
Aegean - Sale	107,000	49,961	57,039
Belgravia - Sale	25,047	21,443	3,604
Golden Magnum - Sale	28,026	23,577	4,449
Ingrid - Sale	88,800	39,246	49,554
Ilma - Sale	88,800	40,190	48,610
Sienna - Sale	41,882	12,687	29,195
Windcat 4 - Sale and leaseback	331	176	155
Sale IT equipment	2	—	2

For the six month period ended June 30, 2026	792,887	398,017	394,871

	Sale price	Book Value	Gain
Alsace - Sale	96,850	69,388	27,462
Cap Lara - Sale	33,213	14,437	18,776
Windcat 6 - Sale	268	48	220
Iris - Sale	99,990	42,857	57,133
Golden Ioanari - Sale	15,811	15,811	—
Golden Keen - Sale	16,848	16,649	199

For the six month period ended June 30, 2025	262,980	159,190	103,789

Schedule of capital commitments	These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2026	2027	2028	2029

Commitments in respect of:
Tankers	78,540	78,540	—	—	—
Dry bulk vessels	283,559	273,716	9,843	—	—
Container vessels	29,570	29,570	—	—	—
Chemical tankers	334,250	59,900	34,100	159,650	80,600
Offshore wind vessels	166,361	64,414	92,416	9,531	—
Other	8,557	8,557	—	—	—
Total	900,837	514,697	136,359	169,181	80,600